Investments (Details 9) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2013 Fixed maturity securities	Dec. 31, 2013 Residential mortgage-backed item	Dec. 31, 2013 Residential mortgage-backed Investment with sub-prime exposure Credit concentration Investment rated as non-investment grade	Dec. 31, 2013 Residential mortgage-backed Investment with sub-prime exposure Credit concentration Fixed income portfolio	Dec. 31, 2013 Residential mortgage-backed Subprime Mortgage Collateral and Total Unrealized Gains Credit concentration
Cost or Amortized Cost
Due after five years through ten years			$ 5,446
Due after ten years			2,622
Total	10,815		8,068	2,747
Fair Value
Due after five years through ten years			5,167
Due after ten years			2,452
Total Fair Value	$ 10,313		$ 7,619	$ 2,694
Other information
Number of securities with subprime exposure below investment grade	27	16
Concentration percentage					7.10%	0.50%	4.20%
Number of securities with subprime exposure below investment grade				1